Schedule of revenue by geographical segment (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2026	Apr. 30, 2025	Apr. 30, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	$ 8,622,100	$ 27,448,400	$ 25,220,500	$ 13,018,550
MALAYSIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	1,999,000	7,860,400	8,869,500	6,565,700
TAIWAN
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	1,263,000	5,875,500	7,280,000	4,728,350
HONG KONG
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	947,600	3,126,000	5,982,500	882,000
SINGAPORE
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	724,450	2,079,500	$ 3,088,500	$ 842,500
VIET NAM
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	1,041,200	2,942,500
THAILAND
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	1,020,250	2,254,500
PHILIPPINES
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	90,000	1,529,000
INDONESIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	441,200	1,028,500
BRAZIL
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	$ 1,095,400	$ 752,500